Revenue Recognition - Contract Cost Assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Contract cost assets
Total contract cost assets	$ 149	$ 157
Sales commissions
Contract cost assets
Total contract cost assets	139	146
Installation costs
Contract cost assets
Total contract cost assets	$ 10	$ 11